Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Long Term Debt
Long-term debt as of December 31, 2017 and 2016 consisted of the following (in millions):

	2017	2016
2018 Term Loans (1)	$—	$550
Senior Notes due June 2017, interest payable semi-annually at 1.450%	—	300
Senior Notes due April 2018, interest payable semi-annually at 2.000%	250	250
Senior Notes due October 2018, interest payable semi-annually at 2.850%	750	750
Senior Notes due October 2020, interest payable semi-annually at 3.625%	1,150	1,750
Senior Euro Notes due January 2021, interest payable annually at 0.400%	599	—
Senior Notes due August 2021, interest payable semi-annually at 2.250%	750	750
Senior Notes due March 2022, interest payable semi-annually at 5.000%	—	700
Senior GBP Notes due June 2022, interest payable annually at 1.700%	405	—
Senior Notes due October 2022, interest payable semi-annually at 4.500%	300	500
Senior Notes due April 2023, interest payable semi-annually at 3.500%	700	1,000
Senior Notes due June 2024, interest payable semi-annually at 3.875%	400	700
Senior Euro Notes due July 2024, interest payable annually at 1.100%	599	—
Senior Notes due October 2025, interest payable semi-annually at 5.000%	900	1,500
Senior Notes due August 2026, interest payable semi-annually at 3.000%	1,250	1,250
Senior Notes due August 2046, interest payable semi-annually at 4.500%	500	500
Revolving Loan, (2)	195	36
Other	15	(58)
	8,763	10,478
Current portion	(1,045)	(332)
Long-term debt, excluding current portion	$7,718	$10,146
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(1)
Interest on the 2018 Term Loans was generally payable at LIBOR plus an applicable margin of up to 1.75% based upon the Company's corporate credit ratings. The outstanding balance on the 2018 Term Loans was repaid in full prior to December 31, 2017.

(2)
Interest on the Revolving Loan is generally payable at LIBOR plus an applicable margin of up to 1.75% plus an unused commitment fee of up to 0.25%, each based upon the Company's corporate credit ratings. As of December 31, 2017, the weighted average interest rate on the Revolving Loan, excluding fees, was 2.64%.

Schedule of Principal Maturities of Long-term Debt
The following summarizes the aggregate maturities of our debt and capital leases on stated contractual maturities, excluding unamortized non-cash bond premiums and discounts net of $30 million as of December 31, 2017 (in millions):

Total
2018	$1,045
2019	44
2020	1,157
2021	1,546
2022	705
Thereafter	4,349
Total principal payments	8,846
Debt issuance costs, net of accumulated amortization	(53)
Total long-term debt	$8,793